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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  12/31/2011
                                               ----------

Check here if Amendment [_]; Amendment Number: __


    This Amendment (Check only one.):   [_] is a restatement.
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     COVEPOINT CAPITAL ADVISORS LLC
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Address:  152 WEST 57/TH/ STREET, 41/ST/ FLOOR
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          NEW YORK, NY 10019
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Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID PILSON
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Title:  DIRECTOR OF OPERATIONS
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Phone:  212 782 3643
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Signature, Place, and Date of Signing:

 /s/ David Pilson       New York, NY            1/4/12
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    [Signature]         [City, State]           [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number                     Name
  28-
       ----------------------------------  ----------------------------------
  [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       --
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Form 13F Information Table Entry Total:  2
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Form 13F Information Table Value Total:  56,620
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                                         (thousands)

List of Other Included Managers:
                                         ----------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 No.           Form 13F File Number         Name

                               28 -
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
    NAME OF          TITLE                   VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
    ISSUER           CLASS         CUSIP   (X $1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS   SOLE    SHARED NONE
ISHARES          EWZ BRAZIL IDX  464286400  18,614     324,339    SH    DISCRETIONARY             324,339
ISHARES          FXI FTSEXINHUA  464287184  38,006   1,089,938    SH    DISCRETIONARY           1,089,938
TOTAL EQUITIES:  2                          56,620   1,414,277                                  1,414,277